Borrowings - Narratives (Details) $ in Thousands, € in Millions, د.ك in Millions, R$ in Millions, R in Millions, ₦ in Billions, XOF in Billions							1 Months Ended	3 Months Ended		9 Months Ended
	Aug. 17, 2022 USD ($)	Aug. 17, 2022 KWD (د.ك)	Aug. 10, 2022	May 31, 2022 USD ($) item	May 26, 2022 USD ($)	Apr. 18, 2022 USD ($)	May 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 ZAR (R)	Sep. 30, 2022 KWD (د.ك)	May 31, 2022 NGN (₦)	May 26, 2022 ZAR (R)	Apr. 18, 2022 BRL (R$)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 NGN (₦)	Dec. 31, 2021 USD ($)	Aug. 10, 2021 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2015 EUR (€)	Jun. 30, 2015 XOF
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings								$ 118,884	$ 8,754	$ 834,677	$ 87,488
Borrowings								3,286,862		3,286,862									$ 2,609,090
Repayments of borrowings, classified as financing activities								44,184	46,200	114,211	106,738
Debt repaid								44,184	46,200	114,211	106,738
Interest paid								$ 69,070	$ 70,050	$ 173,739	$ 143,398
MTN telecom towers in South Africa
Disclosure of detailed information about borrowings [line items]
Number of Towers Acquired | item				5,691
IHS Cote d Ivoire S.A., CIV Euro Tranche | Maximum
Disclosure of detailed information about borrowings [line items]
Notional amount																					$ 50,000	€ 52.0
IHS Cote d Ivoire S.A., CIV Euro Tranche | 3M EURIBOR
Disclosure of detailed information about borrowings [line items]
Interest rate benchmark floor								0.00%		0.00%		0.00%	0.00%
Borrowings, adjustment to interest rate basis								3.00%		3.00%		3.00%	3.00%
IHS Cote d Ivoire S.A., CIV XOF Tranche
Disclosure of detailed information about borrowings [line items]
Interest rate								5.00%		5.00%		5.00%	5.00%
IHS Cote d Ivoire S.A., CIV XOF Tranche | Maximum
Disclosure of detailed information about borrowings [line items]
Notional amount																					$ 65,700		XOF 44.6
IHS Brasil Cesso de Infraestruturas S.A. | Maximum
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 91,800										R$ 495.0
IHS Brasil Cesso de Infraestruturas S.A. | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						3.05%										3.05%
Calculation period for interest rate basis						252 days
IHS Kuwait Limited, Bank Borrowings Maturing 2029
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings	$ 1,000	د.ك 0.3
Borrowings								$ 69,000		$ 69,000			د.ك 21.5
IHS Kuwait Limited, Bank Borrowings Maturing 2029 | Kuwaiti Dinar
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 66,198		$ 66,198									66,257
IHS Kuwait Limited, Bank Borrowings Maturing 2029 | Maximum
Disclosure of detailed information about borrowings [line items]
Notional amount | د.ك													د.ك 85.0
IHS Kuwait Limited, Bank Borrowings Maturing 2029 | 3M KIBOR | Kuwaiti Dinar
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								2.00%		2.00%		2.00%	2.00%
IHS Holding limited, Senior Note Maturing 2026 | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate								5.63%		5.63%		5.63%	5.63%
Borrowings								$ 504,578		$ 504,578									496,850
IHS Holding limited, Senior Note Maturing 2028 | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate								6.25%		6.25%		6.25%	6.25%
Borrowings								$ 505,569		$ 505,569									$ 497,367
Bridge Facility
Disclosure of detailed information about borrowings [line items]
Borrowings								280,000		$ 280,000
Debt additional extended term										6 months
Reduction of maximum borrowings under facility							$ 38,600
Bridge Facility | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 280,741		$ 280,741
Bridge Facility | Maximum
Disclosure of detailed information about borrowings [line items]
Notional amount																				$ 500,000
Bridge Facility | SOFR
Disclosure of detailed information about borrowings [line items]
Calculation period for interest rate basis			5 days
Bridge Facility | SOFR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																				3.50%
Bridge Facility | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																				6.00%
Bridge Facility | CAS + SOFR | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								5.50%		5.50%		5.50%	5.50%
IHS (Nigeria) Limited credit facilities
Disclosure of detailed information about borrowings [line items]
Number of borrowings facilities										2
IHS (Nigeria) Limited, IHSN NG1, maturing 2023
Disclosure of detailed information about borrowings [line items]
Interest rate																	12.50%	12.50%
IHS (Nigeria) Limited, IHSN NG1, maturing 2023 | Nigeria Naira
Disclosure of detailed information about borrowings [line items]
Interest rate								12.50%		12.50%		12.50%	12.50%
Borrowings								$ 36,739		$ 36,739
IHS (Nigeria) Limited, IHSN NG1, maturing 2023 | Maximum
Disclosure of detailed information about borrowings [line items]
Notional amount																	$ 36,700	₦ 16.1
IHS (Nigeria) Limited, IHSN NG2, maturing 2023
Disclosure of detailed information about borrowings [line items]
Interest rate				15.00%			15.00%							15.00%
IHS (Nigeria) Limited, IHSN NG2, maturing 2023 | Nigeria Naira
Disclosure of detailed information about borrowings [line items]
Interest rate								15.00%		15.00%		15.00%	15.00%
Borrowings								$ 23,700		$ 23,700
IHS (Nigeria) Limited, IHSN NG2, maturing 2023 | Maximum
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 23,700			$ 23,700							₦ 10.0
IHS Towers South Africa Proprietary Limited Facility
Disclosure of detailed information about borrowings [line items]
Debt term					24 months
Borrowings								188,700		188,700		R 3,400.0
IHS Towers South Africa Proprietary Limited Facility | Maximum
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 192,500										R 3,470.0
IHS Towers South Africa Proprietary Limited Facility | 3M JIBAR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					2.75%										2.75%
IHS Nigeria Letter of Credit
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 66,800		$ 66,800
IHS Nigeria Letter of Credit | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate								6.00%		6.00%		6.00%	6.00%
IHS Nigeria Letter of Credit | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate								9.30%		9.30%		9.30%	9.30%
IHS (Nigeria) Limited, Letters of credit, IHSN RMB Facility, Maturing 2023 | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 56,848		$ 56,848
IHS (Nigeria) Limited, Letters of credit, IHSN RMB Facility, Maturing 2023 | Minimum | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate								6.00%		6.00%		6.00%	6.00%
IHS (Nigeria) Limited, Letters of credit, IHSN RMB Facility, Maturing 2023 | Maximum | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate								9.30%		9.30%		9.30%	9.30%
IHS (Nigeria) Limited, Letters of credit, IHSN UBA Facility, Maturing 2023 | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 10,009		$ 10,009
IHS (Nigeria) Limited, Letters of credit, IHSN UBA Facility, Maturing 2023 | Minimum | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate								6.00%		6.00%		6.00%	6.00%
IHS (Nigeria) Limited, Letters of credit, IHSN UBA Facility, Maturing 2023 | Maximum | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate								9.30%		9.30%		9.30%	9.30%
INT Towers Limited, Letters of Credit Maturing 2022
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 103,300		$ 103,300
INT Towers Limited, Letters of Credit Maturing 2022 | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 103,327		$ 103,327
INT Towers Limited, Letters of Credit Maturing 2022 | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate								6.00%		6.00%		6.00%	6.00%
INT Towers Limited, Letters of Credit Maturing 2022 | Minimum | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate								6.00%		6.00%		6.00%	6.00%
INT Towers Limited, Letters of Credit Maturing 2022 | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate								10.70%		10.70%		10.70%	10.70%
INT Towers Limited, Letters of Credit Maturing 2022 | Maximum | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate								10.70%		10.70%		10.70%	10.70%
ITNG limited, Letters of Credit Maturing 2023
Disclosure of detailed information about borrowings [line items]
Interest rate								9.30%		9.30%		9.30%	9.30%
Borrowings								$ 1,000		$ 1,000
ITNG limited, Letters of Credit Maturing 2023 | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate								9.30%		9.30%		9.30%	9.30%
Borrowings								$ 956		$ 956
Global Independent Connect Limited Letters of Credit 2022
Disclosure of detailed information about borrowings [line items]
Borrowings								2,100		2,100
Global Independent Connect Limited Letters of Credit 2022 | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 824		$ 824
Global Independent Connect Limited Letters of Credit 2022 | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate								8.25%		8.25%		8.25%	8.25%
Global Independent Connect Limited Letters of Credit 2022 | Minimum | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate								8.25%		8.25%		8.25%	8.25%
Global Independent Connect Limited Letters of Credit 2022 | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate								9.30%		9.30%		9.30%	9.30%
Global Independent Connect Limited Letters of Credit 2022 | Maximum | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate								9.30%		9.30%		9.30%	9.30%